Trade and other receivables and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables and other current assets
Non-current trade receivables		€ 50,000
Trade receivables	€ 91,786	134,632	€ 39,603
Prepayments	202	219	292
Other receivables	19,349	13,568	14,114
Trade and other receivables	111,337	148,418	54,009
Consumables inventory		319	255
Accrued income	639	1,096	4,443
Deferred charges	9,306	10,502	4,439
Other current assets	9,945	11,917	9,138
Total trade and other receivables & other current assets	€ 121,282	€ 210,335	€ 63,147